Financial Assets and Financial Liabilities (Details) - Schedule of Financial Assets and liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Financial assets at amortized cost
Non-current financial assets	$ 18,951,267	$ 2,900,902
Financial assets from government grants	5,193,245	732,971
Other current financial assets	77,601,286	64,791,088
Financial liabilities at amortized cost
Liabilities from government grants	801,632	6,209,266
Trade and other payables	$ 5,200,809	$ 4,987,538